Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of current accrued liabilities

	2024		2023
Fuel and traffic accrued expenses	US$	81,235	US$	68,945
Maintenance and aircraft parts accrued expenses		40,131		23,199
Accrued administrative expenses		30,718		15,491
Salaries and benefits		24,295		19,628
Deferred revenue from V Club membership		20,850		3,707
Sales, marketing and distribution accrued expenses		19,019		22,543
Information and communication accrued expenses		3,598		3,224
Maintenance deposits		1,612		3,825
Others		1,173		473
Supplier services agreement		761		1,449
Benefits from suppliers		—		279
	US$	223,392	US$	162,763

Schedule of non-current accrued liabilities

	2024		2023
Supplier services agreement	US$	7,390	US$	12,964
Other		459		551
	US$	7,849	US$	13,515